COMMON STOCK	12 Months Ended
Dec. 31, 2021
Ayala Pharmaceuticals Inc [Member]
COMMON STOCK

7. Common Stock

The Common Stock confer upon the holders the right vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company, after the distribution of the preferred stock liquidation preference. No dividends have been declared as of December 31, 2021 and 2020.

On May 12, 2020, the Company completed the sale of shares of its Common Stock in its IPO. In connection with the IPO, the Company issued and sold 3,940,689 shares of Common Stock, including 274,022 shares associated with the partial exercise on June 4, 2020 of the underwriters’ option to purchase additional shares, at a price to the public of $15.00 per share, resulting in net proceeds to the Company of approximately $52.8 million after deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. All shares issued and sold were registered pursuant to a registration statement on Form S-1 (File No. 333-236942), as amended, declared effective by the U.S. Securities and Exchange Commission (the “Commission”) on May 7, 2020.

In connection with the IPO, the Company effected a one-for-two reverse stock split of its Common Stock which became effective on May 4, 2020. Upon the closing of the IPO, all of the outstanding shares of Series A preferred stock and Series B preferred stock automatically converted into an aggregate of 3,715,222 shares of Common Stock. Subsequent to the closing of the IPO, there were no shares of preferred stock outstanding, and amended the authorized capital stock of the company to (i) 200,000,000 shares of Common Stock (ii) 10,000,000 shares of Preferred Stock.

On February 19, 2021, we entered into a Securities Purchase Agreement (the “2021 Purchase Agreement”) with the purchasers named therein (the “Investors”). Pursuant to the 2021 Purchase Agreement, we agreed to issue (i) an aggregate of 333,333 shares of our common stock (the “Private Placement Shares”), par value $0.01 per share, together with warrants to purchase an aggregate of 116,666 shares of our common stock with an exercise price of $18.10 per share (the “Common Warrants”), for an aggregate purchase price of $4,999,995.00 and (ii) pre-funded warrants to purchase an aggregate of 1,333,333 shares of our common stock with an exercise price of $0.01 per share (the “Pre-Funded Warrants” and collectively with the Common Warrants, the “Private Placement Warrants”), together with an aggregate of 466,666 Common Warrants, for an aggregate purchase price of $19,986,661.67 (collectively, the “Private Placement”). The Private Placement closed on February 23, 2021. The Company had issuance costs of approximately $1.715 million. The Private Placement closed on February 23, 2021. The warrants were classified as a component of permanent equity pursuant to ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging.” As of December 31, 2021, the 1,799,999 warrants are all outstanding.

In June 2021, we entered into an Open Market Sales Agreement, or the Sales Agreement, with Jefferies LLC, or Jefferies, as sales agent, pursuant to which we may, from time to time, issue and sell common stock with an aggregate value of up to $200.0 million in “at-the-market” offerings, under our Registration Statement on Form S-3 (File No. 333-256792) filed with the SEC on June 4, 2021 (the “ATM”). Sales of common stock, if any, pursuant to the Sales Agreement, may be made in sales deemed to be an “at the market offering” as defined in Rule 415(a) of the Securities Act, including sales made directly through The Nasdaq Global Market or on any other existing trading market for our common stock. Pursuant to the Sales Agreement, during the twelve months ended December 31, 2021, the Company issued a total of 827,094 shares of common stock for total gross proceeds of approximately $10.4 million.

Total shares of Common Stock reserved for issuance are summarized as follows:

	December 31,	December 31,
	2021	2020
Options Outstanding	900,789	695,674
Warrants for common shares of the company.	1,799,999
Shares available for future option grants	593,040	387,736
Total shares of Common Stock reserved for Issuance	3,293,828	1,083,410

Composition of Capital Stock:

	December 31,			December 31,
	2021			2020
		Issued and			Issued and
	Authorized	outstanding		Authorized	outstanding
Shares of USD 0.01 par value:
Common Stock	200,000,000	13,956,035	*	200,000,000	12,728,446	*

*	Does not include 124,348 and 96,017 shares of restricted Common Stock issued but not outstanding in 2021 and 2020, respectively.